Net borrowings - Bonds issued and repaid (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule of bonds issued and repaid [line items]
Repaid	£ (1,521)	£ (1,247)	£ (820)
Bonds issued and repaid	742	(216)	4,368
€ denominated
Schedule of bonds issued and repaid [line items]
Issued	1,371	636	1,594
Repaid	(769)	(696)	0
£ denominated
Schedule of bonds issued and repaid [line items]
Issued	892	395	298
$ denominated
Schedule of bonds issued and repaid [line items]
Issued	0	0	3,296
Repaid	£ (752)	£ (551)	£ (820)